Note 5 - Cash, Cash Equivalents and Restricted Cash - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 3,254	$ 4,210
Restricted cash	1,696	3,885
Total cash, cash equivalents and restricted cash	$ 4,950	$ 8,095	$ 8,631